                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ThinkEquity LLC
Address:  600 Montgomery Street, Third Floor
          San Francisco, CA 94111

13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Weitgenant
Title:  Deputy Director of Compliance
Phone:  415-249-6313

Signature, Place, and Date of Signing:

/s/ David Weitgenant         San Francisco, CA         11/5/2012
---------------------        ------------------        ----------
     Signature                  City, State              Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary :

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  36

Form 13F Information Table Value Total:         $   151,729
                                                -----------
                                                 (thousands)
                                                -----------

List of Other Included Managers:                    NONE

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                                ThinkEquity LLC

                          FORM 13F INFORMATION TABLE
                             AS OF DATE 6/30/2012

Column 1                         Column 2    Column 3  Column 4     Column 5      Column 6       Column 8
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION SOLE SHARED  NONE
---------------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGY INC          COM            016255101    5,287 143,003 SH          Sole     0     0    143,003
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106    4,907 232,761 SH          Sole     0     0    232,761
AOL INC                       COM            00184X105    5,082 144,262 SH          Sole     0     0    144,262
CENTURYLINK INC               COM            156700106      432  10,700 SH          Sole     0     0     10,700
CIRRUS LOGIC INC              COM            172755100    4,881 127,141 SH          Sole     0     0    127,141
CORELOGIC INC                 COM            21871D103    5,493 207,054 SH          Sole     0     0    207,054
CROSS TIMBERS RTY TR          TR UNIT        22757R109      550  17,400 SH          Sole     0     0     17,400
DISH NETWORK CORP             CL A           25470M109    1,224  40,000 SH          Sole     0     0     40,000
DISNEY WALT CO                COM DISNEY     254687106    5,187  99,221 SH          Sole     0     0     99,221
DORCHESTER MINERALS LP        COM UNIT       25820R105    6,613 299,499 SH          Sole     0     0    299,499
ECHOSTAR CORP                 CL A           278768106      304  10,610 SH          Sole     0     0     10,610
EDWARDS LIFESCIENCES CORP     COM            28176E108    5,386  50,159 SH          Sole     0     0     50,159
EQUINIX INC                   COM NEW        29444U502    5,552  26,945 SH          Sole     0     0     26,945
EXPEDIA INC DEL               COM NEW        30212P303    5,065  87,574 SH          Sole     0     0     87,574
GAYLORD ENTMT CO NEW          COM            30212P303    4,912 124,266 SH          Sole     0     0    124,266
GNC HOLDINGS INC              COM CLASS A    367905106    4,932 126,566 SH          Sole     0     0    126,566
HAIN CELESTIAL GROUP INC      COM            405217100    5,680  90,157 SH          Sole     0     0     90,157
HUGOTON RTY TR TEX            UNIT BEN INT   444717102      429  65,100 SH          Sole     0     0     65,100
LUMBER LIQUIDATORS HLDGS INC  COM            55003T107    5,793 114,311 SH          Sole     0     0    114,311
MEDIVATION INC                COM            58501N101    5,679 100,763 SH          Sole     0     0    100,763
MELLANOX TECHNOLOGIES LTD     SHS            M51363113    4,477  44,097 SH          Sole     0     0     44,097

PETSMART INC                  COM          716768106   5,030  72,918 SH           Sole        0   0    72,918
PHARMACYCLICS INC             COM          716933106   5,606  86,907 SH           Sole        0   0    86,907
PIMCO CA MUNICIPAL INCOME FD  COM          72200N106     313  19,895 SH           Sole        0   0    19,895
PNC FINL SVCS GROUP INC       COM          693475105     379   6,000 SH           Sole        0   0     6,000
ROSS STORES INC               COM          778296103   4,713  72,952 SH           Sole        0   0    72,952
RYLAND GROUP INC              COM          783764103   5,895 196,496 SH           Sole        0   0   196,496
SAN JUAN BASIN RTY TR         UNIT BEN INT 798241105     840  59,290 SH           Sole        0   0    59,290
SBA COMMUNICATIONS CORP       COM          78388J106   5,201  82,690 SH           Sole        0   0    82,690
SHERWIN WILLIAMS CO           COM          824348106   5,197  34,898 SH           Sole        0   0    34,898
SIX FLAGS ENTMT CORP NEW      COM          83001A102   5,071  86,236 SH           Sole        0   0    86,236
TEXAS CAPITAL BANCSHARES INC  COM          88224Q107   5,585 112,355 SH           Sole        0   0   112,355
TJX COS INC NEW               COM          872540109   4,934 110,162 SH           Sole        0   0   110,162
TOLL BROTHERS INC             COM          889478103   5,359 161,264 SH           Sole        0   0   161,264
VITAMIN SHOPPE INC            COM          92849E101   4,911  84,207 SH           Sole        0   0    84,207
WESTERN REFNG INC             COM          254687106   4,830 184,478 SH           Sole        0   0   184,478

                                                     151,729